Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of fair value instruments
(in thousands USD)	Fair Value Hierarchy Level	September 30, 2021		December 31, 2020
		Carry Amount	Fair Value	Carry Amount	Fair Value
Bank credit agreement	Level3	$65,871	$67,621	$93,388	$92,363
Convertible notes payable	Level3	—	—	32,930	43,303

	Fair Value Hierarchy Level	December 31, 2020		December 31, 2019
(in thousands USD)		Carry Amount	Fair Value	Carry Amount	Fair Value
Bank credit agreement	Level 3	$93,388	$92,363	$95,816	$95,816
Convertible notes payable	Level 3	$32,930	$43,303	$25,000	$25,000

Schedule of embedded derivative liabilities
(in thousands USD)	Redemption & Conversion Feature
Opening balance, December 31, 2020	$—
Recognition of embedded derivative liabilities	4,406
Change in fair value	(4,406)
Ending balance, September 30, 2021	—

Schedule of roll-forward of contingent purchase price obligations
(in thousands USD)	Contingent Purchase Price
Opening balance, December 31, 2020	$10,304
Cash payments	—
Change in fair value	(2,200)
Accrued interest on the contingent consideration	552
Effect of exchange rate fluctuations	(48)
Ending balance, September 30, 2021	8,608
Less: Current portion	8,608
Obligation for contingent purchase price, net of current portion	$—

(in thousands USD)	2020	2019
Opening balance	$22,621	$34,982
Contingent consideration payable in connection with acquisition	—	11,200
Cash payments	(4,314)	(14,360)
Equity-based payments	—	(12,696)
Contingent consideration derecognized in connection with divesture of a business	(1,413)	—
Change in fair value	(6,600)	2,349
Accrued interest on the contingent consideration	360	—
Effect of exchange rate fluctuations	(350)	1,146
Ending balance	10,304	22,621
Less: Current portion	8,104	10,066
Obligation for contingent purchase price, net of current portion	$2,200	$12,555

Schedule of changes in fair value of private warrant liabilities
(in thousands USD)	Private Placement Warrants
Beginning balance, January 1	$—
Assumed in business combination	6,831
Change in valuation inputs and other assumptions	(759)
Ending balance, September 30, 2021	$6,072